Net income from financial instruments measured at fair value through profit or loss (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	£ 3,395	£ 2,875	[1]	£ 1,733	[1]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	1,168	(1,370)	[1]	1,214	[1]
Changes in fair value of long-term debt and related derivatives	(63)	102	[1]	(8)	[1]
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss	284	143	[1]	493	[1]
Net income/expense from financial instruments measured at fair value through profit and loss	4,784	1,750		3,432
Liabilities to customers under investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	(63)	59		(91)
Derivatives managed in conjunction with HSBC’s issued debt securities
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of long-term debt and related derivatives	189	(736)		(337)
Other changes in fair value
Disclosure of financial assets and liabilities [Line Items]
Changes in fair value of long-term debt and related derivatives	(252)	838		329
Trading securities
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	4,569	(2,840)		3
Other instruments managed on a fair value basis
Disclosure of financial assets and liabilities [Line Items]
Net income from financial instruments held for trading or managed on a fair value basis	(1,174)	5,715		1,730
Financial assets held to meet liabilities under insurance and investment contracts
Disclosure of financial assets and liabilities [Line Items]
Net income/(expense) from assets and liabilities of insurance businesses, including related derivatives, measured at fair value through profit or loss	£ 1,231	£ (1,429)		£ 1,305

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.